Financial instruments (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument	$ 2,000	$ 492
Later than one month and not later than three months [Member] | Purchased call options [Member]
Disclosure of detailed information about financial instruments [line items]
Nominal Amounts Of Hedging Instrument		$ 2,140